Analysis of bank and bond debt - Medium-term notes and bond debt (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 02, 2026 EUR (€)	Apr. 30, 2025 USD ($) item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)
Analysis of bank and bond debt
Effective hedged rate of bonds			4.38%	4.16%		4.38%	4.38%
Debt repayments			$ 700	$ 464	[1]
€500m bond due May 2026
Analysis of bank and bond debt
Principal amount | €						€ 500
€500m bond due May 2026 | Notes redemption
Analysis of bank and bond debt
Bond interest coupon	0.875%
Debt repayments | €	€ 500
€500m bond due May 2026 | Fixed
Analysis of bank and bond debt
Bond interest coupon			0.875%	0.875%		0.875%	0.875%
Effective hedged rate of bonds			2.73%	2.72%		2.73%	2.73%
€850m bond due June 2027
Analysis of bank and bond debt
Principal amount | €						€ 850
€850m bond due June 2027 | Fixed
Analysis of bank and bond debt
Bond interest coupon			3.875%	3.875%		3.875%	3.875%
Effective hedged rate of bonds			4.81%	5.05%		4.81%	4.81%
€600m bond due October 2028
Analysis of bank and bond debt
Principal amount | €						€ 600
€600m bond due October 2028 | Fixed
Analysis of bank and bond debt
Bond interest coupon			0.50%	0.50%		0.50%	0.50%
Effective hedged rate of bonds			2.17%	2.17%		2.17%	2.17%
€600m bond due June 2030
Analysis of bank and bond debt
Principal amount | €						€ 600
€600m bond due June 2030 | Fixed
Analysis of bank and bond debt
Bond interest coupon			4.375%	4.375%		4.375%	4.375%
Effective hedged rate of bonds			4.55%	4.67%		4.55%	4.55%
£400m bond due June 2032
Analysis of bank and bond debt
Principal amount | £							£ 400
£400m bond due June 2032 | Fixed
Analysis of bank and bond debt
Bond interest coupon			5.00%	5.00%		5.00%	5.00%
Effective hedged rate of bonds			5.35%	5.30%		5.35%	5.35%
$750m bond due April 2030
Analysis of bank and bond debt
Principal amount			$ 750
Proceeds from new bonds		$ 750
$750m bond due April 2030 | Fixed
Analysis of bank and bond debt
Bond interest coupon			5.00%			5.00%	5.00%
Effective hedged rate of bonds			5.20%			5.20%	5.20%
$500m bond due April 2035
Analysis of bank and bond debt
Principal amount			$ 500
Proceeds from new bonds		$ 500
$500m bond due April 2035 | Fixed
Analysis of bank and bond debt
Bond interest coupon			5.625%			5.625%	5.625%
Effective hedged rate of bonds			5.73%			5.73%	5.73%
$750m and $500m bonds issued in April 2025
Analysis of bank and bond debt
Number of bonds issued | item		2
Proceeds from new bonds		$ 1,250
$700m term loan due October 2025
Analysis of bank and bond debt
Principal amount				$ 700
Bond interest coupon				5.18%
Debt repayments		$ 700

[1]	Refer to foreign currency translation in material accounting policies section